Inventories (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Inventories
Inventories
	March 31, 2022	June 30, 2021
Raw materials	$3,058,100	$2,170,400
Work-in-process	106,400	39,600
Finished goods	1,203,400	767,100
	$4,367,900	$2,977,100

	2021	2020

Raw materials	$2,170,400	$1,726,400
Work-in-process	39,600	35,700
Finished goods	767,100	778,900

	$2,977,100	$2,541,000